Fair Value Measurements (Schedule Of Fair Value Of Financial Assets Measured On Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 431.3	$ 271.7	$ 422.5	$ 836.5
Restricted cash and cash equivalents - current	2.6	2.6
Restricted cash and cash equivalents - non-current	13.7	13.7
Available-for-sale equity securities - current	150.4	0.3
Total	615.5	288.3
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	431.3	271.7
Restricted cash and cash equivalents - current	2.6	2.6
Restricted cash and cash equivalents - non-current	13.7	13.7
Available-for-sale equity securities - current	167.9	0.3
Total	615.5	288.3
Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash and cash equivalents - current
Restricted cash and cash equivalents - non-current
Available-for-sale equity securities - current
Total
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash and cash equivalents - current
Restricted cash and cash equivalents - non-current
Available-for-sale equity securities - current
Total